Other Assets	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other Assets

7.  Other Assets

The detail of other assets as of December 31st for the past two years is as follows:

(In thousands)	December 31, 2014	December 31, 2013
Prepaid expenses	$399	$481
Servicing assets	753	437
Net receivable due from SBA	318	429
Other	1,821	1,307
Total other assets	$3,291	$2,654